American Century Target Maturities Trust

PROSPECTUS SUPPLEMENT

TARGET 2005 * TARGET 2010 * TARGET 2015
TARGET 2020 * TARGET 2025 * TARGET 2030
(INVESTOR CLASS)

TARGET 2005 * TARGET 2010 * TARGET 2015
TARGET 2020 * TARGET 2025 * TARGET 2030
(ADVISOR CLASS/C CLASS)

Supplement dated November 18, 2005 * Prospectuses dated February 1, 2005

Target 2005

     Effective November 18, 2005, Target 2005 was liquidated and is no longer available for purchase.

Target 2030

     Effective June 17, 2005, Target 2030 was liquidated and is no longer available for purchase.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-46726 0511

American Century Target Maturities Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

TARGET 2005 * TARGET 2010 * TARGET 2015
TARGET 2020 * TARGET 2025 * TARGET 2030

Supplement dated November 18, 2005 * Statement of Additional Information
dated February 1, 2005

Target 2005

     Effective November 18, 2005, Target 2005 was liquidated and is no longer available for purchase.

Target 2030

     Effective June 17, 2005, Target 2030 was liquidated and is no longer available for purchase.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-46727 0511